ANNUITY INVESTORS VARIABLE ACCOUNT A

Financial Statements

Year ended December 31, 2021

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2021

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Annuity Investors Variable Account A (the Separate Account) as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, and the related notes including the financial highlights in Note 7 for the year then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2021, the results of their operations and changes in net assets for the year then ended, and the financial highlights in Note 7 for the year then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year or period ended December 31, 2020 and the financial highlights in Note 7 for each of the years or periods in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of the Separate Account since 2021.

Columbus, Ohio

April 20, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares (1)

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares (1)

Invesco V.I. Government Securities Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares (1)

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

(1)	See footnote 1 for the former name of the sub-account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and Contract Holders of Annuity Investors Variable Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account A (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Government Securities Fund-Series I Shares

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2021

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	39,771.106	$636,649	$800,592
Invesco V.I. Capital Appreciation Fund-Series I Shares	24,637.095	1,377,001	2,016,793
Invesco V.I. Core Equity Fund-Series I Shares	4,211.875	136,163	159,167
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	38,431.487	2,970,216	4,405,401
Invesco V.I. Government Securities Fund-Series I Shares	48,091.380	558,908	552,089
Invesco V.I. Main Street Fund®-Series I Shares	4,689.662	140,705	168,031
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	65,226.447	914,814	1,219,735
VP Large Company Value Fund-Class I	86,390.633	1,264,242	1,683,753
VP Mid Cap Value Fund-Class I	85,058.479	1,674,423	2,128,163
VP Ultra® Fund-Class I	18,601.725	445,392	583,722
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	264,944.434	3,707,175	3,706,573
BlackRock Global Allocation V.I. Fund-Class I	102,218.386	1,723,487	1,818,465
BlackRock Government Money Market V.I. Fund-Class I	194,521.666	194,521	194,522
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	141,273.534	1,032,990	1,072,266
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	154,643.696	3,643,653	5,503,769
BNY Mellon Stock Index Fund, Inc.-Initial Shares	245,811.850	10,710,117	19,126,620
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	63,707.440	2,218,503	3,700,128
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	146,946.474	5,711,676	7,893,965
Government Money Market Portfolio	98,923.840	98,923	98,924
Growth and Income Portfolio-Initial Shares	63,278.010	1,828,167	2,631,100
Opportunistic Small Cap Portfolio-Initial Shares	58,500.565	2,616,014	3,379,578
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	109,041.199	1,629,516	2,031,438
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	280,416.901	8,587,382	14,082,537
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	90,124.036	6,056,012	9,058,367
Janus Henderson VIT Forty Portfolio-Institutional Shares	110,283.389	4,413,422	6,809,999
Janus Henderson VIT Global Research Portfolio-Institutional Shares	109,948.009	4,007,445	7,837,094
Janus Henderson VIT Overseas Portfolio-Service Shares	71,760.118	1,918,687	2,943,600
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	203,116.800	2,204,113	2,126,633
U.S. Real Estate Portfolio-Class I	84,582.639	1,652,301	1,985,155
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	43,631.323	339,060	346,433
PIMCO Real Return Portfolio-Administrative Class	80,273.469	1,018,477	1,123,026

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

			Fair
Net assets attributable to variable annuity contract holders (Note 2):	Units	Unit Value	Value
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	23,015.538	$34.686683	$798,332
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	61.929	36.487331	2,260
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	45,503.955	44.241895	2,013,182
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	77.599	46.538363	3,611
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	4,713.469	30.240338	142,537
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	524.363	31.714325	16,630
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	256,439.477	17.010210	4,362,089
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	2,533.353	17.096742	43,312
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	35,134.131	15.643324	549,615
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	16.652715	2,474
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	4,181.002	40.062700	167,503
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	42.142220	528
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	44,678.404	25.809474	1,153,127
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	26.418750	66,608
VP Large Company Value Fund-Class I - 1.25% series contract	61,883.535	27.135331	1,679,230
VP Large Company Value Fund-Class I - 0.95% series contract	158.468	28.544018	4,523
VP Mid Cap Value Fund-Class I - 1.25% series contract	49,647.221	42.256425	2,097,914
VP Mid Cap Value Fund-Class I - 0.95% series contract	680.523	44.449803	30,249
VP Ultra® Fund-Class I - 1.25% series contract	8,733.956	61.238119	534,851
VP Ultra® Fund-Class I - 0.95% series contract	758.675	64.416294	48,871
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	51,531.031	70.457558	3,630,751
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	994.813	76.217387	75,822
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	37,610.835	47.760229	1,796,302
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	428.978	51.664695	22,163
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	161,559.315	1.199442	193,781
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	1.278056	741
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	28,085.652	36.707719	1,030,960
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	1,040.790	39.687065	41,306
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	69,239.537	77.377990	5,357,616
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,795.623	81.393992	146,153
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	214,995.513	85.125696	18,301,643
BNY Mellon Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	8,958.916	92.084496	824,977
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares -1.25% series contract	50,405.155	65.124952	3,282,633
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,926.106	70.450091	417,495
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	84,167.441	87.328248	7,350,196
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,756.215	94.466495	543,769
Government Money Market Portfolio - 1.25% series contract	85,605.898	0.965848	82,683
Government Money Market Portfolio - 0.95% series contract	15,993.955	1.015477	16,241
Growth and Income Portfolio-Intial Shares - 1.25% series contract	48,322.167	53.159552	2,568,785
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,088.166	57.265983	62,315
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	77,034.409	41.780604	3,218,545
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,577.832	45.008678	161,033
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	41,652.813	48.559444	2,022,638
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	52.000745	8,800
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	129,345.913	90.042548	11,646,636
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	25,008.211	97.404054	2,435,901
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	85,734.962	102.467445	8,785,043
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,465.781	110.847041	273,324
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	98,562.733	67.573527	6,660,231
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,069.694	72.362244	149,768
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	119,600.762	58.413952	6,986,353
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13,463.145	63.190354	850,741
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	119,386.503	24.639821	2,941,662
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	73.882	26.230339	1,938
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	88,936.738	23.799286	2,116,631
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	390.132	25.637540	10,002
U.S. Real Estate Portfolio-Class I - 1.25% series contract	28,359.152	68.328305	1,937,733
U.S. Real Estate Portfolio-Class I - 0.95% series contract	644.257	73.606884	47,422
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	15,458.676	22.312993	344,930
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	64.053	23.471126	1,503
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	68,824.778	16.317173	1,123,026

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

For The Year Ended December 31, 2021

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$3,355	$9,812	$(6,457)	$3,143	$0	$186,929	$190,072	$183,615
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	24,053	(24,053)	55,985	103,144	228,748	387,877	363,824
Invesco V.I. Core Equity Fund-Series I Shares	1,041	2,282	(1,241)	(2,501)	3,565	43,043	44,107	42,866
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	53,277	(53,277)	158,641	456,365	116,683	731,689	678,412
Invesco V.I. Government Securities Fund-Series I Shares	13,366	6,921	6,445	(18)	0	(25,889)	(25,907)	(19,462)
Invesco V.I. Main Street Fund®-Series I Shares	1,111	1,848	(737)	1,677	9,056	22,919	33,652	32,915
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	14,797	(14,797)	11,250	138,881	(26,325)	123,806	109,009
VP Large Company Value Fund-Class I	23,061	20,535	2,526	53,172	0	238,335	291,507	294,033
VP Mid Cap Value Fund-Class I	24,012	26,784	(2,772)	83,334	0	331,620	414,954	412,182
VP Ultra® Fund-Class I	0	7,843	(7,843)	98,554	44,905	(16,153)	127,306	119,463
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	46,216	46,206	10	(74,515)	521,253	220,289	667,027	667,037
BlackRock Global Allocation V.I. Fund-Class I	16,875	23,350	(6,475)	25,981	250,660	(173,825)	102,816	96,341
BlackRock Government Money Market V.I. Fund-Class I	0	2,009	(2,009)	0	10	0	10	(1,999)
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	49,508	13,695	35,813	(1,266)	3,008	5,960	7,702	43,515
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	0	69,229	(69,229)	383,727	717,879	(437,171)	664,435	595,206
BNY Mellon Stock Index Fund, Inc.-Initial Shares	201,803	220,956	(19,153)	1,051,620	776,384	2,384,212	4,212,216	4,193,063
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	30,870	46,820	(15,950)	254,119	90,770	553,443	898,332	882,382
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	32,433	91,357	(58,924)	26,049	701,671	1,001,543	1,729,263	1,670,339
Government Money Market Portfolio	6	1,447	(1,441)	0	0	0	0	(1,441)
Growth and Income Portfolio-Initial Shares	11,776	31,276	(19,500)	89,699	160,825	300,813	551,337	531,837
Opportunistic Small Cap Portfolio-Initial Shares	4,016	44,495	(40,479)	289,043	0	239,479	528,522	488,043
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	18,120	27,067	(8,947)	75,081	125,982	72,793	273,856	264,909
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	122,767	166,424	(43,657)	981,750	107,753	972,668	2,062,171	2,018,514
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	29,821	116,434	(86,613)	921,398	786,951	(284,713)	1,423,636	1,337,023
Janus Henderson VIT Forty Portfolio-Institutional Shares	0	87,503	(87,503)	624,449	832,603	6,472	1,463,524	1,376,021
Janus Henderson VIT Global Research Portfolio-Institutional Shares	39,755	93,876	(54,121)	475,117	358,683	385,543	1,219,343	1,165,222
Janus Henderson VIT Overseas Portfolio-Service Shares	30,135	37,502	(7,367)	87,985	0	259,778	347,763	340,396
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	86,793	27,958	58,835	33,292	143,853	(273,042)	(95,897)	(37,062)
U.S. Real Estate Portfolio-Class I	37,643	23,369	14,274	37,681	0	554,071	591,752	606,026
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16,252	4,614	11,638	4,319	0	(7,093)	(2,774)	8,864
PIMCO Real Return Portfolio-Administrative Class	59,094	15,219	43,875	21,926	0	(17,203)	4,723	48,598

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(6,457)	$3,143	$0	$186,929	$183,615	$0	$98,187	$(12,953)	$(111,140)	$72,475	$728,117	$800,592
Invesco V.I. Capital Appreciation Fund-Series I Shares	(24,053)	55,985	103,144	228,748	363,824	1,137	108,008	(48,281)	(155,152)	208,672	1,808,121	2,016,793
Invesco V.I. Core Equity Fund-Series I Shares	(1,241)	(2,501)	3,565	43,043	42,866	1,546	17,718	(45,330)	(61,502)	(18,636)	177,803	159,167
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(53,277)	158,641	456,365	116,683	678,412	34,796	342,716	(20,532)	(328,452)	349,960	4,055,441	4,405,401
Invesco V.I. Government Securities Fund-Series I Shares	6,445	(18)	0	(25,889)	(19,462)	325	7,348	23,265	16,242	(3,220)	555,309	552,089
Invesco V.I. Main Street Fund®-Series I Shares	(737)	1,677	9,056	22,919	32,915	0	23,122	29,109	5,987	38,902	129,129	168,031
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(14,797)	11,250	138,881	(26,325)	109,009	7,340	58,054	2,141	(48,572)	60,437	1,159,298	1,219,735
VP Large Company Value Fund-Class I	2,526	53,172	0	238,335	294,033	4,419	198,109	25,290	(168,400)	125,633	1,558,120	1,683,753
VP Mid Cap Value Fund-Class I	(2,772)	83,334	0	331,620	412,182	8,540	445,816	22,718	(414,559)	(2,377)	2,130,540	2,128,163
VP Ultra® Fund-Class I	(7,843)	98,554	44,905	(16,153)	119,463	546	240,885	(9,652)	(249,990)	(130,527)	714,249	583,722
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	10	(74,515)	521,253	220,289	667,037	32,855	467,165	(34,885)	(469,196)	197,841	3,508,732	3,706,573
BlackRock Global Allocation V.I. Fund-Class I	(6,475)	25,981	250,660	(173,825)	96,341	2,451	181,348	55,981	(122,916)	(26,575)	1,845,040	1,818,465
BlackRock Government Money Market V.I. Fund-Class I	(2,009)	0	10	0	(1,999)	3,148	149	2	3,001	1,002	193,520	194,522
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	35,813	(1,266)	3,008	5,960	43,515	2,001	156,697	19,417	(135,279)	(91,764)	1,164,030	1,072,266
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(69,229)	383,727	717,879	(437,171)	595,206	11,888	640,259	(71,867)	(700,238)	(105,032)	5,608,801	5,503,769
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(19,153)	1,051,620	776,384	2,384,212	4,193,063	47,193	1,588,363	(96,159)	(1,637,329)	2,555,734	16,570,886	19,126,620
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(15,950)	254,119	90,770	553,443	882,382	11,611	1,024,243	(56,776)	(1,069,408)	(187,026)	3,887,154	3,700,128
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(58,924)	26,049	701,671	1,001,543	1,670,339	23,260	542,328	(202,826)	(721,894)	948,445	6,945,520	7,893,965
Government Money Market Portfolio	(1,441)	0	0	0	(1,441)	357	476,767	468,864	(7,546)	(8,987)	107,911	98,924
Growth and Income Portfolio-Initial Shares	(19,500)	89,699	160,825	300,813	531,837	4,566	129,578	(71,731)	(196,742)	335,095	2,296,005	2,631,100
Opportunistic Small Cap Portfolio-Initial Shares	(40,479)	289,043	0	239,479	488,043	46,128	540,582	(3,570)	(498,024)	(9,981)	3,389,559	3,379,578
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(8,947)	75,081	125,982	72,793	264,909	7,750	265,944	(26,851)	(285,045)	(20,136)	2,051,574	2,031,438
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(43,657)	981,750	107,753	972,668	2,018,514	30,658	2,042,682	(94,219)	(2,106,243)	(87,729)	14,170,266	14,082,537
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(86,613)	921,398	786,951	(284,713)	1,337,023	24,313	1,507,995	(110,632)	(1,594,314)	(257,291)	9,315,658	9,058,367
Janus Henderson VIT Forty Portfolio-Institutional Shares	(87,503)	624,449	832,603	6,472	1,376,021	24,960	1,459,037	(70,576)	(1,504,653)	(128,632)	6,938,631	6,809,999
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(54,121)	475,117	358,683	385,543	1,165,222	66,565	753,609	(1,832)	(688,876)	476,346	7,360,748	7,837,094
Janus Henderson VIT Overseas Portfolio-Service Shares	(7,367)	87,985	0	259,778	340,396	11,053	411,366	(43,694)	(444,006)	(103,610)	3,047,210	2,943,600
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	58,835	33,292	143,853	(273,042)	(37,062)	2,157	382,430	30,574	(349,699)	(386,761)	2,513,394	2,126,633
U.S. Real Estate Portfolio-Class I	14,274	37,681	0	554,071	606,026	8,991	199,799	(136,763)	(327,572)	278,454	1,706,701	1,985,155
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	11,638	4,319	0	(7,093)	8,864	1,436	93,578	(7,795)	(99,938)	(91,074)	437,507	346,433
PIMCO Real Return Portfolio-Administrative Class	43,875	21,926	0	(17,203)	48,598	2,309	299,512	21,497	(275,706)	(227,108)	1,350,134	1,123,026

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	$(18,742)	$27,781	$214,436	$230,388	$453,863	$2,456	$105,339	$2,152	$(100,730)	$353,133	$1,454,988	$1,808,121
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	(30,305)	91,218	0	1,318,501	1,379,414	15,747	291,293	2,951,573	2,676,027	4,055,441	0	4,055,441
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	298	(10,867)	13,651	1,501	4,583	188	19,718	(48,988)	(68,518)	(63,935)	193,064	129,129
Invesco V.I. American Value Fund-Series I Shares	(2,706)	(88,459)	6,239	52,714	(32,212)	416	112,859	(5,009)	(117,452)	(149,664)	877,781	728,117
Invesco V.I. Core Equity Fund-Series I Shares	209	(632)	36,975	(17,408)	19,144	2,284	4,278	(116)	(2,110)	17,034	160,769	177,803
Invesco V.I. Government Securities Fund-Series I Shares	6,509	917	0	18,513	25,939	845	12,039	22,734	11,539	37,478	517,831	555,309
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(13,957)	(858,739)	938,556	(279,132)	(213,272)	4,148	255,524	(3,173,196)	(3,424,572)	(3,637,844)	3,637,844	0
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(11,793)	6,522	100,618	252,363	347,710	8,119	50,972	(77,257)	(120,110)	227,600	931,698	1,159,298
VP Large Company Value Fund-Class I	6,460	28,780	12,182	(35,459)	11,963	8,633	166,722	38,698	(119,391)	(107,428)	1,665,548	1,558,120
VP Mid Cap Value Fund-Class I	10,940	(17,579)	0	(12,518)	(19,157)	10,732	225,177	49,917	(164,527)	(183,684)	2,314,224	2,130,540
VP Ultra® Fund-Class I	(5,862)	57,496	34,562	117,852	204,048	350	46,009	206,244	160,584	364,632	349,617	714,249
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	36,012	(126,265)	77,723	43,542	31,012	14,749	342,288	10,782	(316,757)	(285,745)	3,794,477	3,508,732
BlackRock Global Allocation V.I. Fund-Class I	(113)	4,473	86,563	214,023	304,946	3,881	174,699	(27,079)	(197,897)	107,049	1,737,991	1,845,040
BlackRock Government Money Market V.I. Fund-Class I	(1,527)	0	8	0	(1,519)	4,308	54,189	55,899	6,019	4,500	189,020	193,520
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	43,902	(7,486)	0	20,843	57,259	3,487	88,865	15,711	(69,667)	(12,408)	1,176,438	1,164,030
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(43,553)	530,244	430,380	1,369,633	2,286,704	19,565	209,908	(20,708)	(211,052)	2,075,652	3,533,149	5,608,801
BNY Mellon Stock Index Fund, Inc.-Initial Shares	49,125	1,035,637	947,332	293,790	2,325,884	97,202	1,705,025	(34,823)	(1,642,647)	683,237	15,887,649	16,570,886
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(4,300)	(22,899)	40,978	698,451	712,230	13,907	249,385	(44,070)	(279,547)	432,683	3,454,471	3,887,154
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(30,502)	186,510	535,461	660,550	1,352,019	28,726	1,227,834	(202,473)	(1,401,582)	(49,563)	6,995,083	6,945,520
Government Money Market Portfolio	(1,910)	0	0	0	(1,910)	530	136,003	(5,555)	(141,029)	(142,939)	250,850	107,911
Growth and Income Portfolio-Initial Shares	(9,333)	52,535	139,430	248,681	431,313	6,968	95,289	(41,484)	(129,805)	301,508	1,994,497	2,296,005
Opportunistic Small Cap Portfolio-Initial Shares	(16,148)	57,114	0	469,231	510,197	34,042	154,510	(73,929)	(194,397)	315,800	3,073,759	3,389,559
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(1,844)	(75,500)	203,007	211,714	337,377	8,781	281,429	(201,112)	(473,761)	(136,384)	2,187,958	2,051,574
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	77,625	642,689	219,486	721,106	1,660,906	45,974	1,661,845	(305,972)	(1,921,843)	(260,937)	14,431,203	14,170,266
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(94,019)	413,648	570,359	516,874	1,406,862	31,570	506,889	(137,941)	(613,260)	793,602	8,522,056	9,315,658
Janus Henderson VIT Forty Portfolio-Institutional Shares	(56,342)	154,959	411,541	1,401,783	1,911,941	34,631	417,031	60,461	(321,940)	1,590,001	5,348,630	6,938,631
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(33,103)	412,722	349,797	437,622	1,167,038	61,672	723,452	(31,934)	(693,714)	473,324	6,887,424	7,360,748
Janus Henderson VIT Overseas Portfolio-Service Shares	(1,597)	(115,207)	0	472,203	355,399	17,517	224,753	(154,873)	(362,108)	(6,709)	3,053,919	3,047,210
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	40,496	55,561	25,973	26,862	148,892	3,617	429,401	172,256	(253,528)	(104,636)	2,618,030	2,513,394
U.S. Real Estate Portfolio-Class I	26,008	(28,653)	47,043	(443,646)	(399,248)	9,136	221,205	71,345	(140,724)	(539,972)	2,246,673	1,706,701
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16,042	(4,033)	0	1,659	13,668	2,996	39,849	(47,177)	(84,030)	(70,362)	507,869	437,507
PIMCO Real Return Portfolio-Administrative Class	1,789	(16,477)	0	135,114	120,426	11,897	166,100	55,028	(99,175)	21,251	1,328,883	1,350,134

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(1)    ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of Great American Life Insurance Company (“GALIC”), which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, GALIC was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2021 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Government Securities Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

American Century Variable Portfolios, Inc:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.:

•	BlackRock Basic Value V.I. Fund-Class I

•	BlackRock Global Allocation V.I. Fund-Class I

•	BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.:

•	BlackRock High Yield V.I. Fund-Class I

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

BNY Mellon Investment Portfolios:

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)    ORGANIZATION - Continued

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Service Share

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund was renamed Invesco V.I. Main Street Fund.

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements-Continued

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)    DEDUCTIONS AND EXPENSES-Continued

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2021:

1.25% Series Contracts	$1,301,765
0.95% Series Contracts	57,191

$1,358,956

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the product and number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $14,255 for the year ended December 31, 2021.

(4) OTHER

Other Transactions with Affiliates

Great American Advisors, LLC (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)    PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2021, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$7,333	$124,930
Invesco V.I. Capital Appreciation Fund-Series I Shares	131,210	207,271
Invesco V.I. Core Equity Fund-Series I Shares	5,618	64,796
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	517,265	442,629
Invesco V.I. Government Securities Fund-Series I Shares	37,233	14,546
Invesco V.I. Main Street Fund®-Series I Shares	39,472	25,166
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	143,610	68,098
VP Large Company Value Fund-Class I	93,990	259,864
VP Mid Cap Value Fund-Class I	102,967	520,298
VP Ultra® Fund-Class I	50,791	263,719
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	626,926	574,859
BlackRock Global Allocation V.I. Fund-Class I	325,414	204,145
BlackRock Government Money Market V.I. Fund-Class I	2,893	1,891
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	76,426	172,884
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	721,951	773,539
BNY Mellon Stock Index Fund, Inc.-Initial Shares	979,996	1,860,094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	122,788	1,117,376
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	739,540	818,687
Government Money Market Portfolio	469,213	478,200
Growth and Income Portfolio-Initial Shares	172,889	228,306
Opportunistic Small Cap Portfolio-Initial Shares	66,231	604,734
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	204,254	372,264
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	238,347	2,280,494
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	884,623	1,778,599
Janus Henderson VIT Forty Portfolio-Institutional Shares	841,127	1,600,680
Janus Henderson VIT Global Research Portfolio-Institutional Shares	446,292	830,606
Janus Henderson VIT Overseas Portfolio-Service Shares	78,283	529,656
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	350,610	497,621
U.S. Real Estate Portfolio-Class I	68,025	381,323
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	39,578	127,878
PIMCO Real Return Portfolio-Administrative Class	99,150	330,981

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	26,440.476	123.923	3,548.861	23,015.538
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	78.539	0.000	16.610	61.929
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	49,361.666	791.152	4,648.863	45,503.955
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	100.258	0.000	22.659	77.599
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	6,823.307	46.117	2,155.955	4,713.469
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	567.629	7.446	50.712	524.363
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	277,800.620	4,510.739	25,871.882	256,439.477
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	2,591.444	0.000	58.091	2,533.353
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	34,101.968	1,530.957	498.794	35,134.131
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	3,609.866	810.633	239.497	4,181.002
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	429.626	0.000	417.090	12.536
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	46,731.083	401.203	2,453.882	44,678.404
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	0.000	0.000	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	68,414.246	2,890.635	9,421.346	61,883.535
VP Large Company Value Fund-Class I - 0.95% series contract	572.022	0.000	413.554	158.468
VP Mid Cap Value Fund-Class I - 1.25% series contract	60,195.830	2,118.733	12,667.342	49,647.221
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,093.473	0.000	412.950	680.523
VP Ultra® Fund-Class I - 1.25% series contract	13,368.365	132.919	4,767.328	8,733.956
VP Ultra® Fund-Class I - 0.95% series contract	778.916	0.000	20.241	758.675
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	58,533.019	928.678	7,930.666	51,531.031
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,208.710	0.000	213.897	994.813
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	40,161.790	1,283.278	3,834.233	37,610.835
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	493.941	0.000	64.963	428.978
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	159,072.771	2,536.193	49.649	161,559.315
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	0.000	0.000	579.801
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	31,851.537	689.729	4,455.614	28,085.652
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	1,051.217	4.999	15.426	1,040.790
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	78,924.695	192.453	9,877.611	69,239.537
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,820.723	2.523	27.623	1,795.623
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	237,058.678	396.149	22,459.314	214,995.513
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	9,077.924	0.000	119.008	8,958.916
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	67,662.352	160.289	17,417.486	50,405.155
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	6,668.902	0.000	742.796	5,926.106
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	93,585.959	240.264	9,658.782	84,167.441
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,806.475	0.000	50.260	5,756.215
Government Money Market Portfolio - 1.25% series contract	93,551.312	484,211.345	492,156.759	85,605.898
Government Money Market Portfolio - 0.95% series contract	15,993.955	0.000	0.000	15,993.955
Growth and Income Portfolio-Intial Shares - 1.25% series contract	52,361.914	78.337	4,118.084	48,322.167
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,136.745	0.000	48.579	1,088.166
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	89,451.119	1,848.853	14,265.563	77,034.409
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,585.481	0.000	7.649	3,577.832
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	47,127.231	1,363.582	6,838.000	41,652.813
DWS Small Cap Index VIP-Class A - 0.95% series contract	603.306	0.000	434.077	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	151,921.571	278.909	22,854.567	129,345.913
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	28,009.924	4.266	3,005.979	25,008.211
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	101,875.974	902.614	17,043.626	85,734.962
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,792.792	1.942	328.953	2,465.781
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	121,835.144	448.576	23,720.987	98,562.733
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,605.742	0.000	536.048	2,069.694
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	131,028.509	1,354.159	12,781.906	119,600.762
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	14,758.743	0.000	1,295.598	13,463.145
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	137,487.648	2,313.988	20,415.133	119,386.503
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	814.905	0.000	741.023	73.882
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	103,454.559	5,184.722	19,702.543	88,936.738
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	461.493	0.000	71.361	390.132
U.S. Real Estate Portfolio-Class I - 1.25% series contract	33,765.533	627.866	6,034.247	28,359.152
U.S. Real Estate Portfolio-Class I - 0.95% series contract	668.436	0.000	24.179	644.257
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	19,979.485	1,103.315	5,624.124	15,458.676
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	82.756	0.000	18.703	64.053
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	86,292.253	2,650.767	20,118.242	68,824.778

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	53,558.615	3,674.138	7,871.087	49,361.666
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	124.415	0.000	24.157	100.258
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	0.000	311,247.208	33,446.588	277,800.620
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	0.000	6,677.701	4,086.257	2,591.444
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares- 1.25% series contract	6,381.419	11.936	2,783.489	3,609.866
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	429.626	0.000	0.000	429.626
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	31,827.757	1,260.002	6,647.283	26,440.476
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	96.247	0.000	17.708	78.539
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	6,965.754	89.656	232.103	6,823.307
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	550.297	17.333	0.001	567.629
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	33,368.828	3,694.665	2,961.525	34,101.968
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	169,712.558	1,375.664	171,088.222	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	3,252.169	0.000	3,252.169	0.000
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	53,267.543	3,775.729	10,312.189	46,731.083
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,430.611	90.644	0.001	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	74,155.696	3,342.292	9,083.742	68,414.246
VP Large Company Value Fund-Class I - 0.95% series contract	572.022	0.000	0.000	572.022
VP Mid Cap Value Fund-Class I - 1.25% series contract	65,403.464	3,802.683	9,010.317	60,195.830
VP Mid Cap Value Fund-Class I - 0.95% series contract	1,137.690	0.000	44.217	1,093.473
VP Ultra® Fund-Class I - 1.25% series contract	10,150.068	9,756.738	6,538.441	13,368.365
VP Ultra® Fund-Class I - 0.95% series contract	119.348	679.408	19.840	778.916
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	64,782.161	1,832.747	8,081.889	58,533.019
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	1,215.398	0.000	6.688	1,208.710
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	45,197.509	731.077	5,766.796	40,161.790
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	565.492	0.000	71.551	493.941
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	154,198.644	54,708.043	49,833.916	159,072.771
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	0.000	0.000	579.801
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	34,334.183	1,452.121	3,934.767	31,851.537
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	921.408	144.930	15.121	1,051.217
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	82,149.556	12,011.303	15,236.164	78,924.695
Technology Growth Portfolio-Initial Shares - 0.95% series contract	3,148.391	85.908	1,413.576	1,820.723
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	264,513.236	3,503.053	30,957.611	237,058.678
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	10,487.046	0.000	1,409.122	9,077.924
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	74,276.408	261.317	6,875.373	67,662.352
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	6,763.398	0.000	94.496	6,668.902
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	116,526.658	411.225	23,351.924	93,585.959
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,856.583	0.000	50.108	5,806.475
Government Money Market Portfolio - 1.25% series contract	237,017.287	22,287.163	165,753.138	93,551.312
Government Money Market Portfolio - 0.95% series contract	15,993.955	0.000	0.000	15,993.955
Growth and Income Portfolio-Intial Shares - 1.25% series contract	55,590.860	273.698	3,502.644	52,361.914
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,582.978	0.000	446.233	1,136.745
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	96,220.340	2,932.239	9,701.460	89,451.119
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,687.791	0.000	102.310	3,585.481
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	59,129.937	4,055.243	16,057.949	47,127.231
DWS Small Cap Index VIP-Class A - 0.95% series contract	896.234	0.000	292.928	603.306
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	177,594.273	541.557	26,214.259	151,921.571
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	29,556.599	7.637	1,554.312	28,009.924
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	109,885.150	1,762.813	9,771.989	101,875.974
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,084.251	4.748	296.207	2,792.792
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	129,588.419	7,058.255	14,811.530	121,835.144
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,483.721	142.398	20.377	2,605.742
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	146,134.501	2,162.236	17,268.228	131,028.509
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	15,695.483	0.000	936.740	14,758.743
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	156,614.536	3,957.546	23,084.434	137,487.648
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	2,119.981	0.000	1,305.076	814.905
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	114,765.723	12,649.070	23,960.234	103,454.559
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	461.493	0.000	0.000	461.493
U.S. Real Estate Portfolio-Class I - 1.25% series contract	36,539.055	2,939.870	5,713.392	33,765.533
U.S. Real Estate Portfolio-Class I - 0.95% series contract	682.769	0.000	14.333	668.436
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	24,218.237	1,504.445	5,743.197	19,979.485
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	102.696	0.000	19.940	82.756
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	93,697.623	11,993.192	19,398.562	86,292.253

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	23	$34.686683	$36.487331	$801	0.44%	0.95%	1.25%	26.35%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	46	44.241895	46.538363	2,017	0.00%	0.95%	1.25%	21.04%	21.41%
Invesco V.I. Core Equity Fund-Series I Shares	5	30.240338	31.714325	159	0.62%	0.95%	1.25%	26.14%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	259	17.010210	17.096742	4,405	0.00%	0.95%	1.25%	17.61%	17.97%
Invesco V.I. Government Securities Fund-Series I Shares	35	15.643324	16.652715	552	2.41%	0.95%	1.25%	-3.49%	-3.20%
Invesco V.I. Main Street Fund®-Series I Shares	4	40.062700	42.142220	168	0.75%	0.95%	1.25%	25.98%	26.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	47	25.809474	26.418750	1,220	0.00%	0.95%	1.25%	9.77%	10.10%
VP Large Company Value Fund-Class I	62	27.135331	28.544018	1,684	1.42%	0.95%	1.25%	20.19%	20.56%
VP Mid Cap Value Fund-Class I	50	42.256425	44.449803	2,128	1.13%	0.95%	1.25%	21.66%	22.03%
VP Ultra® Fund-Class I	9	61.238119	64.416294	584	0.00%	0.95%	1.25%	21.62%	21.99%
Black Rock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	53	70.457558	76.217387	3,707	1.28%	0.95%	1.25%	20.16%	20.52%
BlackRock Global Allocation V.I. Fund-Class I	38	47.760229	51.664695	1,818	0.92%	0.95%	1.25%	5.34%	5.66%
BlackRock Government Money Market V.I. Fund-Class I	162	1.199442	1.278056	195	0.00%	0.95%	1.25%	-1.02%	-0.73%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	29	36.707719	39.687065	1,072	4.43%	0.95%	1.25%	4.02%	4.33%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	71	77.377990	81.393992	5,504	0.00%	0.95%	1.25%	11.52%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	224	85.125696	92.084496	19,127	1.13%	0.95%	1.25%	26.81%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	56	65.124952	70.450091	3,700	0.81%	0.95%	1.25%	25.41%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	90	87.328248	94.466495	7,894	0.44%	0.95%	1.25%	25.54%	25.92%
Government Money Market Portfolio	102	0.965848	1.015477	99	0.01%	0.95%	1.25%	-1.27%	-0.92%
Growth and Income Portfolio-Initial Shares	49	53.159552	57.265983	2,631	0.48%	0.95%	1.25%	24.06%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	81	41.780604	45.008678	3,380	0.12%	0.95%	1.25%	15.01%	15.36%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	42	48.559444	52.000745	2,031	0.89%	0.95%	1.25%	13.07%	13.42%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	154	90.042548	97.404054	14,083	0.87%	0.95%	1.25%	15.73%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	88	102.467445	110.847041	9,058	0.32%	0.95%	1.25%	15.37%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	101	67.573527	72.362244	6,810	0.00%	0.95%	1.25%	21.36%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	133	58.413952	63.190354	7,837	0.52%	0.95%	1.25%	16.61%	16.97%
Janus Henderson VIT Overseas Portfolio-Service Shares	119	24.639821	26.230339	2,944	1.01%	0.95%	1.25%	11.87%	12.21%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	89	23.799286	25.637540	2,127	3.74%	0.95%	1.25%	-1.57%	-1.27%
U.S. Real Estate Portfolio-Class I	29	68.328305	73.606884	1,985	2.04%	0.95%	1.25%	38.06%	38.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16	22.312993	23.471126	346	4.15%	0.95%	1.25%	2.34%	2.65%
PIMCO Real Return Portfolio-Administrative Class	69	16.317173	16.317173	1,123	4.78%	1.25%	1.25%	4.29%	4.29%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	49	$36.552203	$38.333122	$1,808	0.00%	0.95%	1.25%	34.88%	35.29%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	280	14.463191	14.492734	4,055	0.00%	0.95%	1.25%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	4	31.801897	33.351373	129	1.29%	0.95%	1.25%	12.52%	12.86%
Invesco V.I. American Value Fund-Series I Shares	27	27.452438	28.790147	728	0.73%	0.95%	1.25%	-0.14%	0.16%
Invesco V.I. Core Equity Fund-Series I Shares	7	23.972975	25.065379	178	1.27%	0.95%	1.25%	12.42%	12.77%
Invesco V.I. Government Securities Fund-Series I Shares	34	16.208816	17.202439	555	2.48%	0.95%	1.25%	4.94%	5.26%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	49	23.513241	23.995406	1,159	0.00%	0.95%	1.25%	40.67%	41.10%
VP Large Company Value Fund-Class I	69	22.576815	23.676986	1,558	1.50%	0.95%	1.25%	1.33%	1.64%
VP Mid Cap Value Fund-Class I	61	34.731828	36.424072	2,131	1.60%	0.95%	1.25%	-0.06%	0.25%
VP Ultra® Fund-Class I	14	50.351604	52.804462	714	0.00%	0.95%	1.25%	47.98%	48.43%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	60	58.638581	63.240239	3,509	2.07%	0.95%	1.25%	2.13%	2.44%
BlackRock Global Allocation V.I. Fund-Class I	41	45.338823	48.896815	1,845	1.17%	0.95%	1.25%	19.49%	19.86%
BlackRock Government Money Market V.I. Fund-Class I	160	1.211862	1.287503	194	0.34%	0.95%	1.25%	-0.75%	-0.47%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	33	35.290077	38.038826	1,164	4.91%	0.95%	1.25%	5.96%	6.29%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	81	69.386552	72.766776	5,609	0.24%	0.95%	1.25%	67.80%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	246	67.129651	72.397571	16,571	1.46%	0.95%	1.25%	16.53%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	74	51.929310	56.005440	3,887	1.03%	0.95%	1.25%	22.59%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	99	69.560898	75.019082	6,946	0.73%	0.95%	1.25%	22.14%	22.51%
Government Money Market Portfolio	110	0.978266	1.024922	108	0.29%	0.95%	1.25%	-1.06%	-0.72%
Growth and Income Portfolio-Initial Shares	53	42.849691	46.020012	2,296	0.70%	0.95%	1.25%	23.07%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	93	36.328928	39.017316	3,390	0.56%	0.95%	1.25%	18.39%	18.75%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	48	42.945707	45.849925	2,052	1.03%	0.95%	1.25%	17.93%	18.29%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	180	77.803143	83.909198	14,170	1.70%	0.95%	1.25%	12.88%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	105	88.815285	95.787508	9,316	0.06%	0.95%	1.25%	17.98%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	124	55.679608	59.444924	6,939	0.26%	0.95%	1.25%	37.65%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	146	50.091614	54.023458	7,361	0.66%	0.95%	1.25%	18.56%	18.92%
Janus Henderson VIT Overseas Portfolio-Service Shares	138	22.024969	23.375731	3,047	1.05%	0.95%	1.25%	14.57%	14.92%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	104	24.178834	25.967509	2,513	2.77%	0.95%	1.25%	6.45%	6.77%
U.S. Real Estate Portfolio-Class I	34	49.493357	53.155602	1,707	2.40%	0.95%	1.25%	-17.90%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	20	21.803079	22.865287	438	4.59%	0.95%	1.25%	4.43%	4.75%
PIMCO Real Return Portfolio-Administrative Class	86	15.646058	15.646058	1,350	1.30%	1.25%	1.25%	10.32%	10.32%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	54	$27.100451	$28.334627	$1,455	0.06%	0.95%	1.25%	34.49%	34.90%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	7	28.264528	29.551629	193	0.85%	0.95%	1.25%	30.43%	30.83%
Invesco V.I. American Value Fund-Series I Shares	32	27.492184	28.744247	878	0.69%	0.95%	1.25%	23.46%	23.84%
Invesco V.I. Core Equity Fund-Series I Shares	8	21.323850	22.227823	161	0.96%	0.95%	1.25%	27.35%	27.74%
Invesco V.I. Government Securities Fund-Series I Shares	34	15.445638	16.342701	518	2.46%	0.95%	1.25%	4.75%	5.07%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	173	21.022967	21.518766	3,638	0.00%	0.95%	1.25%	32.66%	33.06%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56	16.714925	17.005924	932	0.00%	0.95%	1.25%	33.87%	34.28%
VP Large Company Value Fund-Class I	75	22.280451	23.295185	1,666	2.16%	0.95%	1.25%	25.88%	26.27%
VP Mid Cap Value Fund-Class I	67	34.751779	36.334270	2,314	2.10%	0.95%	1.25%	27.54%	27.92%
VP Ultra® Fund-Class I	10	34.026490	35.575864	350	0.00%	0.95%	1.25%	32.90%	33.30%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	66	57.414691	61.732242	3,794	2.30%	0.95%	1.25%	22.36%	22.73%
BlackRock Global Allocation V.I. Fund-Class I	46	37.942813	40.796214	1,738	1.29%	0.95%	1.25%	16.52%	16.87%
BlackRock Government Money Market V.I. Fund-Class I	155	1.220961	1.293620	189	1.95%	0.95%	1.25%	0.58%	0.78%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	35	33.303883	35.788902	1,176	5.43%	0.95%	1.25%	13.88%	14.22%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	85	41.351764	43.234809	3,533	0.00%	0.95%	1.25%	24.24%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	275	57.608006	61.940098	15,888	1.73%	0.95%	1.25%	29.54%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	81	42.360914	45.547325	3,454	1.49%	0.95%	1.25%	32.68%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	122	56.952269	61.234617	6,995	1.19%	0.95%	1.25%	34.40%	34.80%
Government Money Market Portfolio	253	0.988699	1.032373	251	1.59%	0.95%	1.25%	0.41%	0.68%
Growth and Income Portfolio-Initial Shares	57	34.816599	37.279061	1,995	1.11%	0.95%	1.25%	27.51%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	100	30.685725	32.856476	3,074	0.00%	0.95%	1.25%	20.26%	20.62%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	36.415069	38.759660	2,188	1.09%	0.95%	1.25%	23.66%	24.03%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	207	68.925567	74.109227	14,431	1.91%	0.95%	1.25%	21.06%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	113	75.282233	80.945558	8,522	0.20%	0.95%	1.25%	33.79%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	132	40.448816	43.053127	5,349	0.15%	0.95%	1.25%	35.45%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	162	42.251397	45.429479	6,887	0.99%	0.95%	1.25%	27.43%	27.82%
Janus Henderson VIT Overseas Portfolio-Service Shares	159	19.224242	20.341265	3,054	1.82%	0.95%	1.25%	25.12%	25.50%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	115	22.714151	24.320410	2,618	4.08%	0.95%	1.25%	9.49%	9.83%
U.S. Real Estate Portfolio-Class I	37	60.280812	64.544432	2,247	1.92%	0.95%	1.25%	17.45%	17.81%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	24	20.877974	21.828635	508	5.09%	0.95%	1.25%	13.32%	13.66%
PIMCO Real Return Portfolio-Administrative Class	94	14.182675	14.182675	1,329	1.67%	1.25%	1.25%	7.09%	7.09%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Year Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	37	$22.267439	$23.211074	$825	0.54%	0.95%	1.25%	-13.75%	-13.48%
Invesco V.I. Core Equity Fund-Series I Shares	8	16.743984	17.400960	134	0.88%	0.95%	1.25%	-10.53%	-10.26%
Invesco V.I. Government Securities Fund-Series I Shares	37	14.745657	15.554821	541	2.33%	0.95%	1.25%	-0.71%	-0.40%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	222	15.847104	16.171720	3,519	0.00%	0.95%	1.25%	-6.77%	-6.48%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56	12.485856	12.664761	705	0.00%	0.95%	1.25%	-6.39%	-6.10%
VP Large Company Value Fund-Class I	74	17.699259	18.449324	1,306	1.81%	0.95%	1.25%	-9.20%	-8.92%
VP Mid Cap Value Fund-Class I	75	27.248674	28.403244	2,047	1.45%	0.95%	1.25%	-13.93%	-13.67%
VP Ultra® Fund-Class I	14	25.603242	26.688028	348	0.25%	0.95%	1.25%	-0.51%	-0.20%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	80	46.921878	50.297631	3,745	1.83%	0.95%	1.25%	-9.01%	-8.73%
BlackRock Global Allocation V.I. Fund-Class I	48	32.564690	34.907636	1,573	0.87%	0.95%	1.25%	-8.50%	-8.22%
BlackRock Government Money Market V.I. Fund-Class I	164	1.213884	1.283567	199	1.65%	0.95%	1.25%	0.28%	0.50%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	37	29.245271	31.332295	1,081	5.64%	0.95%	1.25%	-3.88%	-3.59%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	67	29.448295	31.249433	1,967	1.02%	0.95%	1.25%	-12.35%	-12.08%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	101	33.282946	34.693187	3,368	0.00%	0.95%	1.25%	-2.23%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	305	44.469636	47.668982	13,587	1.75%	0.95%	1.25%	-5.83%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	86	31.927172	34.224838	2,765	1.93%	0.95%	1.25%	-5.60%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	131	42.376420	45.424855	5,582	1.28%	0.95%	1.25%	-8.02%	-7.74%
Government Money Market Portfolio-Initial Shares	291	0.984665	1.025363	287	1.25%	0.95%	1.25%	0.02%	0.32%
Growth and Income Portfolio-Initial Shares	64	27.305447	29.148159	1,758	0.85%	0.95%	1.25%	-5.88%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	118	25.516853	27.239225	3,020	0.00%	0.95%	1.25%	-20.09%	-19.85%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	233	56.936809	61.033476	13,421	2.22%	0.95%	1.25%	-0.58%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	131	56.268188	60.317975	7,363	0.28%	0.95%	1.25%	-1.67%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	144	29.863210	31.689713	4,309	1.26%	0.95%	1.25%	0.70%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	184	33.156435	35.542470	6,135	1.20%	0.95%	1.25%	-8.04%	-7.76%
Janus Henderson VIT Overseas Portfolio-Service Shares	185	15.364398	16.207929	2,851	1.75%	0.95%	1.25%	-16.20%	-15.95%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	119	20.744472	22.144180	2,469	2.47%	0.95%	1.25%	-1.90%	-1.60%
U.S. Real Estate Portfolio-Class I	42	51.323914	54.787617	2,160	2.70%	0.95%	1.25%	-8.88%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	68	20.149941	21.003805	1,361	0.35%	0.95%	1.25%	-6.91%	-6.63%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	11	21.670268	22.588477	249	0.95%	0.95%	1.25%	-9.04%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	25	18.424346	19.204952	465	5.04%	0.95%	1.25%	-3.89%	-3.60%
PIMCO Real Return Portfolio-Administrative Class	100	13.243629	13.804746	1,325	2.50%	0.95%	1.25%	-3.44%	-3.14%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Year Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	44	$25.816404	$26.828412	$1,129	0.78%	0.95%	1.25%	8.59%	8.92%
Invesco V.I. Core Equity Fund-Series I Shares	9	18.715464	19.390523	174	1.07%	0.95%	1.25%	11.76%	12.10%
Invesco V.I. Government Securities Fund-Series I Shares	41	14.850353	15.617553	613	1.97%	0.95%	1.25%	0.69%	0.99%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	239	16.997766	17.293078	4,060	0.00%	0.95%	1.25%	20.96%	21.33%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	67	13.337941	13.487820	892	0.00%	0.95%	1.25%	20.27%	20.64%
VP Large Company Value Fund-Class I	86	19.491953	20.256090	1,687	1.65%	0.95%	1.25%	9.69%	10.02%
VP Mid Cap Value Fund-Class I	90	31.659530	32.900432	2,851	1.49%	0.95%	1.25%	10.30%	10.64%
VP Ultra® Fund-Class I	11	25.733943	26.742543	290	0.29%	0.95%	1.25%	30.58%	30.97%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	92	51.566038	55.107488	4,752	1.44%	0.95%	1.25%	6.89%	7.21%
BlackRock Global Allocation V.I. Fund-Class I	63	35.590517	38.034929	2,237	1.26%	0.95%	1.25%	12.44%	12.78%
BlackRock Government Money Market V.I. Fund-Class I	239	1.210488	1.277178	290	0.66%	0.95%	1.25%	-0.49%	-0.24%
BlackRock High Yield V.I. Fund-Class I	38	30.426982	32.499051	1,159	5.11%	0.95%	1.25%	6.01%	6.33%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	71	33.595952	35.542097	2,385	0.87%	0.95%	1.25%	12.90%	13.25%
Dreyfus Investment Portfolios:
Technology Growth Portfolio-Initial Shares	103	34.041701	35.375967	3,507	0.00%	0.95%	1.25%	40.86%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	336	47.224873	50.468196	15,911	1.63%	0.95%	1.25%	20.02%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	101	33.822327	36.145913	3,445	1.06%	0.95%	1.25%	13.90%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	150	46.072987	49.236846	6,934	1.31%	0.95%	1.25%	25.75%	26.13%
Government Money Market Portfolio-Initial Shares	307	0.984433	1.022138	302	0.34%	0.95%	1.25%	-0.91%	-0.59%
Growth and Income Portfolio-Initial Shares	66	29.012392	30.875934	1,913	0.72%	0.95%	1.25%	18.22%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	122	31.933956	33.985523	3,898	0.00%	0.95%	1.25%	23.13%	23.50%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	270	57.271301	61.205037	15,592	1.55%	0.95%	1.25%	16.96%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	153	57.221734	61.153271	8,755	0.25%	0.95%	1.25%	25.83%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	164	29.655288	31.373209	4,871	0.00%	0.95%	1.25%	28.69%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	198	36.054329	38.531118	7,197	0.81%	0.95%	1.25%	25.45%	25.82%
Janus Henderson VIT Overseas Portfolio-Service Shares	208	18.335323	19.282983	3,816	1.62%	0.95%	1.25%	29.17%	29.57%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	143	21.146204	22.504272	3,033	2.93%	0.95%	1.25%	4.92%	5.24%
U.S. Real Estate Portfolio-Class I	48	56.322819	59.940648	2,725	1.48%	0.95%	1.25%	1.82%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	76	21.646654	22.495185	1,639	0.23%	0.95%	1.25%	25.25%	25.63%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	17	23.824998	24.758827	414	1.16%	0.95%	1.25%	15.45%	15.80%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	32	19.170263	19.921621	605	5.27%	0.95%	1.25%	5.30%	5.62%
PIMCO Real Return Portfolio-Administrative Class	103	13.715298	14.252855	1,412	2.35%	0.95%	1.25%	2.37%	2.68%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.